DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Tompkins Retirement Savings Plan formerly known as Tompkins Financial Corporation Investment and Stock Ownership Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan covering eligible employees who have met certain age and service requirements. The Plan is administered by the Retirement Plan Management Committee (“RPMC”) and Compensation Committee appointed by Tompkins Financial Corporation’s Board of Directors, and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). All investments of the Plan are participant directed.
Delaware Charter Guarantee & Trust Company d/b/a Principal Trust Company (Principal) is the trustee and custodian of the Plan. Principal Life Insurance Company is the recordkeeper for the Plan.
Eligibility
All employees are eligible to begin voluntary contributions, with Full and Part-time employees eligible to receive matching and additional employer contributions on the first day of the month immediately following or coinciding with attaining the age of twenty-one. Full and Part-time employees hired prior to July 1, 2023 are eligible for discretionary contributions on the first day of the month immediately following or coinciding with completing one year of credited service and attaining the age of twenty-one.
Vesting
A participant is immediately vested in all elective contributions, certain discretionary contributions, and earnings thereon. A participant is 100% vested in the matching, additional employer contributions, and certain discretionary contributions after three years of service.
Contributions
Participants may contribute their entire eligible compensation, as defined, subject to certain Internal Revenue Service limitations. Participants who have attained age 50 before end of year are eligible to make catch-up contributions. Participants who have attained ages 60 through 63 before end of year are eligible to make additional catch-up contributions.Participants may also contribute amounts representing rollover distributions from other qualified defined benefit or defined contribution plans. The Plan includes an auto-enrollment provision whereby all new eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation and their contributions invested in a designated Target-Date fund until changed by the participant. The pre-tax contribution of an employee who is contributing less than 10% of eligible compensation, will automatically increase annually by 1% increments up to a maximum of 10% of eligible compensation, provided the employee has not elected to opt-out of the automatic increase feature. The Plan sponsor matching contributions are equal to 100% of the first 2% of elective deferral as well as an additional contribution equal to 2% of eligible compensation.
NOTE A: DESCRIPTION OF PLAN, Cont’d
Contributions, Cont’d
The Plan sponsor contributes discretionary amounts, which range from 3% to 7% of eligible compensation for nine separate employee classifications based on age and years of service. Eligible employees will also receive an increase to their nonelective contribution based on a factor determined by age and years of service as of August 1, 2015.
Notes receivable from participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000, but no more than 50% of the participant’s vested account balance. The loans are secured by the balance of the participant’s account and bear interest at the bank prime rate plus 1% as declared quarterly. Principal and interest is paid through payroll deductions over a term of one to five years, except loans used to purchase a participant’s principal residence which may exceed five years.
Diversification and transfers
Under the Tompkins Financial Corporation Employee Stock Ownership Plan document, participants meeting certain age and service requirements may elect to diversify the eligible portion of the Company stock held in their account. The funds elected to be diversified are transferred to the Plan and invested into funds as chosen by the participant. During 2025 and 2024, participants transferred $175,787 and $200,084, respectively.
Participants’ accounts
Each participant’s account is credited with the participant’s contributions and Company matching and nonelective contributions as well as allocations of the Company’s discretionary contributions and plan earnings. Allocations of company contributions are based upon the participant’s compensation and the allocations of Plan earnings are based upon participant account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Payment of benefits
The Plan provides for normal retirement benefits upon reaching the age of 65 and has provisions for early retirement, disability, death, hardship, in-service and termination benefits for those participants who are eligible to receive such benefits. A participant may receive the value of the vested interest in his or her account as a lump-sum distribution or in installments.
Forfeited accounts
Forfeitures of terminated participants’ non-vested accounts are used to reduce employer contributions or to pay Plan expenses. Forfeitures used to reduce employer contributions were approximately $223,800 and $136,600 in 2025 and 2024, respectively. Forfeited non-vested accounts to be utilized in future years as of December 31, 2025 amounted to approximately $160,300.